UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-08649
                                                    ----------

                           EII REALTY SECURITIES TRUST
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                          717 Fifth Avenue, 10th Floor
                               NEW YORK, NY 10022
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Richard J. Adler
                          717 Fifth Avenue, 10th Floor
                               NEW YORK, NY 10022
               ---------------------------------------------------
                     (Name and address of agent for service)


        registrant's telephone number, including area code: 212-303-0478
                                                           -------------

                        Date of fiscal year end: JUNE 30
                                                --------

                   Date of reporting period: DECEMBER 31, 2005
                                            ------------------



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


[GRAPHIC OMITTED]

                                 E.I.I. REALTY
                                SECURITIES TRUST

                              INSTITUTIONAL SHARES

                               DECEMBER 31, 2005
                               SEMI-ANNUAL REPORT

                                  888-323-8912

                         E.I.I. REALTY SECURITIES TRUST

                                TABLE OF CONTENTS

Letter to Shareholders.................................................    1

Portfolio Sectors......................................................    7

Disclosure of Fund Expenses............................................    8

Schedule of Investments................................................    9

Statements of Assets and Liabilities...................................   14

Statements of Operations...............................................   15

Statements of Changes in Net Assets....................................   16

Financial Highlights...................................................   18

Notes to the Financial Statements (unaudited)..........................   20

Additional Information (unaudited).....................................   24

                        E.I.I. REALTY SECURITIES TRUST

                          E.I.I. REALTY SECURITIES FUND

                                DECEMBER 31, 2005


To Our Shareholders of the E.I.I. Realty Securities Fund:

Enclosed is the semiannual report for the EII Realty Securities Fund for the period ending December 31, 2005. For the period the Fund rose 7.11% compared to the NAREIT Equity Index return of 5.44%, and the Wilshire Real Estate Securities Index increase of 6.81%. For the calendar year 2005 the fund rose 13.86% verses the NAREIT index rise of 12.16% and the Wilshire Index increase of 14.07%. Real estate securities again outperformed general corporate equities, with the Standard & Poor's 500 Index rising 11.82% for the six months and 4.91% for the year.

This is the sixth consecutive year that real estate investment trusts ("REITs") have outperformed the broad equity market. This is a remarkable record resulting initially from the severe undervaluation of real estate in the technology driven bull market, and subsequently from increasing demand for the more predictable cash flows and high dividend yields provided by equity real estate. Because of the structures imposed on managements in the so-called "modern REIT era" that began in the early 1990's, REITs have been largely devoid of the management and accounting scandals, which roiled corporate equities during this period of out-performance. More recently improving real estate operating fundamentals have been a key driver. Through it all REITs have demonstrated a clear role as a diversifying asset and earned a place in investment portfolios.

The U.S. REIT market overcame several major obstacles in 2005 to achieve its double-digit performance. It had to contend with a highly volatile interest rate environment and concerns that higher rates would dampen investor interest in income producing real estate. These concerns proved to be unfounded as investor appetite for real estate remains strong and long-term interest rates have remained quite low by historic standards, notwithstanding ongoing monetary tightening by the Federal Reserve manifest by 13 consecutive increases in the federal funds rate dating back to April 2004. A sharp rise in energy costs following Hurricanes Katrina and Rita in September also threatened the economy and raised fears of rising interest rates. Though short-term inflation measures rose as a result, it does not appear that a secular rise in inflation will follow as in the 1970's because pricing power in much of the economy has eroded, and wage increases are not being granted to offset the energy price increases. But to the extent that inflation concerns have been raised, real estate has on balance been a beneficiary because of its long-term inflation hedge characteristics.

Concern over inflated housing prices has been an ongoing issue as well. We have not included homebuilding companies in our portfolio because they are manufacturers, not long-term owners of income producing commercial property. However, there is often confusion among investors between the types and character of real estate. Housing is fundamentally a consumption item, characterized by negative cash flow during the period of ownership. Commercial property is generally sought for its positive cash flow, and for the investor (as opposed to the user) it is not a consumption item. There is some overlap: both residential and commercial properties are affected by interest rates, there are overlaps stemming from the conversion of apartment properties to condominiums, and there is a positive impact on retail spending derived from rising home prices which benefits the tenants of retail malls. However, even if there is in fact a "housing bubble", it does not necessarily follow that there is a bubble in commercial real estate.

Though REITs have moved to valuation levels above historic norms when measured by dividend yield and cash flow multiples, this has been driven by a rise in the values of the underlying real estate. The "cap rate" for investment real estate of all types has fallen, reflecting in part the decline in yield or return expectations of alternative investments, and in part by the improving operating fundamentals and inflation hedge characteristics of the real estate assets. Indeed, one of the key drivers of strong share price performance has been major acquisitions either with other REITs or by private equity transactions. This trend confirms that REITs remain attractively valued relative to the underlying real estate.

As a final consideration, the investment interest in REITs can be expected to continue to grow because the cash flow characteristics are precisely those that will be in demand for retirement portfolios, i.e. high and rising current income from dividends, some growth, an inflation hedge, diversification, liquidity, transparency, and ease of administration. With the aging of Baby Boomers and their imminent retirement, the demand for retirement oriented investing should be rising for the foreseeable future.

There have been some significant shifts in the Board of Directors of the EII Realty Securities Fund, which occurred in the period covered by this report. We regret to report that Carl Schafer passed away in July, having been a member of our board since 1999. Carl had a remarkable career including serving as Treasurer of Princeton University and serving on many boards including major public companies, non-profit foundations, and investment funds. His wise counsel will be missed. Richard Hutson retired from our board on December 31. Dick was a founding member of our board, which he joined on his

                        E.I.I. REALTY SECURITIES TRUST

                          E.I.I. REALTY SECURITIES FUND

                                DECEMBER 31, 2005

retirement as a Principal at Hewitt Associates, the leading benefits consulting firm. He has also served on a number of other boards of investment funds, and has been a major contributor to the success of our fund. Juan Meyer joined the board at year-end. Juan is Executive Vice President of Asset Management Advisors, a leading family office financial advisory company. Finally, Warren Greene has been elected Chairman of the Fund's board, replacing me in accordance with new SEC regulations. I remain as President.

We thank our shareholders for your continuing support and the confidence you have placed in us.

Sincerely,

/S/ RICHARD J. ADLER
Richard J. Adler
Chairman

                         E.I.I. REALTY SECURITIES TRUST

              E.I.I. REALTY SECURITIES FUND - INSTITUTIONAL SHARES

                                DECEMBER 31, 2005

                               [GRAPHIC OMITTED]
    EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

  COMPARISON OF CHANGES IN THE VALUE OF A $10,000 INVESTMENT IN E.I.I. REALTY
    SECURITIES FUND, THE NAREIT EQUITY INDEX(1) AND THE WILSHIRE REAL ESTATE SECURITIES INDEX(1) FROM INCEPTION (JUNE 11, 1998) THROUGH DECEMBER 31, 2005

              E.I.I. REALTY         NAREIT                WILSHIRE REAL
                SECURITIES          EQUITY                    ESTATE
                   FUND             INDEX                SECURITIES INDEX

   6/11/1998    10,000.00          10,000.00                10,000.00
   6/30/1998    10,260.00          10,253.00                10,253.00
   7/31/1998     9,650.00           9,587.00                 9,539.00
   8/31/1998     8,940.00           8,683.00                 8,548.00
   9/30/1998     9,390.00           9,174.00                 9,027.00
  10/31/1998     9,213.00           9,004.00                 8,903.00
  11/30/1998     9,415.00           9,137.00                 9,071.00
  12/31/1998     9,306.00           8,907.00                 8,941.00
   1/31/1999     9,112.00           8,720.00                 8,747.00
   2/28/1999     9,000.00           8,515.00                 8,678.00
   3/31/1999     8,908.00           8,477.00                 8,631.00
   4/30/1999     9,801.00           9,281.00                 9,551.00
   5/31/1999    10,039.00           9,485.00                 9,712.00
   6/30/1999     9,728.00           9,332.00                 9,547.00
   7/31/1999     9,382.00           9,035.00                 9,182.00
   8/31/1999     9,309.00           8,920.00                 9,044.00
   9/30/1999     8,910.00           8,581.00                 8,636.00
  10/31/1999     8,613.00           8,370.00                 8,475.00
  11/30/1999     8,571.00           8,234.00                 8,342.00
  12/31/1999     8,955.00           8,495.00                 8,656.00
   1/31/2000     8,987.00           8,523.00                 8,691.00
   2/29/2000     8,847.00           8,421.00                 8,525.00
   3/31/2000     9,256.00           8,698.00                 8,899.00
   4/30/2000     9,856.00           9,283.00                 9,533.00
   5/31/2000     9,933.00           9,374.00                 9,648.00
   6/30/2000    10,336.00           9,615.00                 9,973.00
   7/31/2000    11,163.00          10,455.00                10,868.00
   8/31/2000    10,690.00          10,031.00                10,477.00
   9/30/2000    11,141.00          10,350.00                10,818.00
  10/31/2000    10,631.00           9,902.00                10,348.00
  11/30/2000    10,876.00          10,029.00                10,581.00
  12/31/2000    11,591.00          10,735.00                11,316.00
   1/31/2001    11,501.00          10,847.00                11,429.00
   2/28/2001    11,264.00          10,674.00                11,192.00
   3/31/2001    11,321.00          10,777.00                11,201.00
   4/30/2001    11,582.00          11,034.00                11,467.00
   5/31/2001    11,798.00          11,301.00                11,788.00
   6/30/2001    12,490.00          11,964.00                12,421.00
   7/31/2001    12,181.00          11,726.00                12,173.00
   8/31/2001    12,616.00          12,155.00                12,598.00
   9/30/2001    12,009.00          11,650.00                11,851.00
  10/31/2001    11,627.00          11,317.00                11,407.00
  11/30/2001    12,288.00          11,940.00                12,147.00
  12/31/2001    12,578.00          12,231.00                12,499.00
   1/31/2002    12,625.00          12,254.00                12,553.00
   2/28/2002    12,812.00          12,491.00                12,840.00
   3/31/2002    13,573.00          13,240.00                13,630.00
   4/30/2002    13,561.00          13,353.00                13,712.00
   5/31/2002    13,703.00          13,534.00                13,850.00
   6/30/2002    13,975.00          13,904.00                14,134.00
   7/31/2002    13,248.00          13,176.00                13,259.00
   8/31/2002    13,176.00          13,151.00                13,264.00
   9/30/2002    12,698.00          12,646.00                12,678.00
  10/31/2002    11,925.00          12,037.00                12,048.00
  11/30/2002    12,458.00          12,604.00                12,644.00
  12/31/2002    12,510.00          12,698.00                12,829.00
   1/31/2003    12,073.00          12,328.00                12,454.00
   2/28/2003    12,192.00          12,532.00                12,637.00
   3/31/2003    12,311.00          12,782.00                12,958.00
   4/30/2003    12,773.00          13,345.00                13,504.00
   5/31/2003    13,523.00          14,151.00                14,279.00
   6/30/2003    13,805.00          14,459.00                14,558.00
   7/31/2003    14,545.00          15,233.00                15,402.00
   8/31/2003    14,639.00          15,315.00                15,567.00
   9/30/2003    15,125.00          15,836.00                16,091.00
  10/31/2003    15,229.00          16,122.00                16,336.00
  11/30/2003    15,963.00          16,825.00                17,043.00
  12/31/2003    16,493.00          17,414.00                17,585.00
   1/31/2004    17,081.56          18,167.00                18,241.00
   2/28/2004    17,410.05          18,485.00                18,615.00
   3/31/2004    18,518.71          19,507.00                19,715.00
   4/30/2004    15,780.86          16,663.00                16,979.00
   5/31/2004    16,867.77          17,851.00                18,266.00
   6/30/2004    17,321.80          18,374.00                18,808.00
   7/31/2004    17,610.27          18,434.00                18,921.00
   8/31/2004    19,118.15          19,898.00                20,395.00
   9/30/2004    19,090.48          19,886.00                20,356.00
  10/31/2004    20,240.99          20,952.00                21,456.00
  11/30/2004    21,157.25          21,853.00                22,468.00
  12/31/2004    22,184.07          22,914.00                23,708.00
   1/31/2005    20,278.16          20,990.00                21,764.00
   2/28/2005    20,827.61          21,634.00                22,428.00
   3/31/2005    20,552.89          21,298.00                22,186.00
   4/30/2005    21,754.76          22,431.00                23,271.00
   5/31/2005    22,530.48          23,209.00                24,036.00
   6/30/2005    23,582.02          24,376.00                25,320.00
   7/31/2005    25,312.29          26,115.00                27,219.00
   8/31/2005    24,272.77          25,160.00                26,177.00
   9/30/2005    24,359.40          25,310.00                26,271.00
  10/31/2005    23,925.39          24,711.00                25,769.00
  11/30/2005    25,022.41          25,752.00                26,934.00
  12/31/2005    25,257.89          25,701.00                27,044.00

              PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

--------------------------------------------------------------------------------------------------------------------------------
                 RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2005

                                                CUMULATIVE TOTAL RETURN                       AVERAGE ANNUAL TOTAL RETURN
                                     ----------------------------------------------
                                       SIX
                                     MONTHS
                                      ENDED            CALENDAR          SINCE         THREE         FIVE             SINCE
                                     12/31/05       YEAR-TO-DATE       INCEPTION*       YEARS         YEARS         INCEPTION*
                                     ------------------------------------------------------------------------------------------
E.I.I. REALTY SECURITIES FUND          7.11%           13.86%            152.58%         26.39%        16.86%         13.04%

NAREIT Equity Index(1)                 5.44%           12.16%            156.98%         26.49%        19.08%         13.29%

Wilshire Real Estate
Securities Index(1)                    6.81%           14.07%            170.42%         28.22%        19.03%         14.06%

* Inception date was June 11, 1998.

(1) For the period from June 11, 1998 through June 30, 1998,  the Morgan Stanley
REIT Index was used to calculate the returns.

Returns are  historical and include  change in share price and  reinvestment  of dividends and capital gains. Past performance does not guarantee future results.
Investment performance fluctuates. Fund shares, when redeemed, may be worth more or less than  original  cost.  The Fund's  performance  takes into  account  all applicable  fees and expenses.  The  benchmarks  are widely  accepted  unmanaged indices of overall market performance and do not take into account charges, fees and other expenses.  The graph and table referenced do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
--------------------------------------------------------------------------------------------------------------------------------

                         E.I.I. REALTY SECURITIES TRUST

                       E.I.I. INTERNATIONAL PROPERTY FUND

                                DECEMBER 31, 2005

To Our Shareholders of the E.I.I. International Property Fund:

Enclosed is the semiannual report for the EII International Property Fund for the period ending December 31, 2005. For the period, the Fund rose 18.48% compared to 13.00% for the blended international benchmark consisting 60% of the European Public Real Estate Association (EPRA) Europe Index and 40% of the EPRA Asia Index. For the calendar year 2005, the Fund returned 21.36% vs. 14.93% for the blended index. The Fund has risen almost 50% in net asset value since inception on July 1, 2004. Assets in the Fund have risen to over $76 million as of December 31.

The Fund is quoted in US dollars, though since all of the securities in the Fund are in foreign jurisdictions, the securities are traded in local currencies. It is noteworthy that the Fund achieved such strong performance despite the strength of the dollar, which rose sharply against most world currencies in 2005.

As was the case for the two previous years, the property sector outperformed the broader markets for the year, particularly in the second half. In Japan in particular the property stocks returned nearly twice that of the broader market. Stock selection was a more important factor in performance than region or country. For example, for the year smaller more focused stocks in Hong Kong rose by over 20%, three times as much as the index weighted to larger capitalization issues.

                                     EUROPE

Despite the increase in oil prices and the generally sluggish economic environment throughout much of the year, the major European economies began to manifest signs of a recovery during the final quarter of 2005. Interest rate fears abated during the third quarter, and consumer confidence surveys throughout the region have begun to rise, albeit slowly.

The German economy is finally moving forward after years of stagnation. A major development in the second half of 2005 was the acquisition of German residential portfolios by US and European opportunity funds. This could herald a restructuring of the way in which real estate is held in this market and should further encourage the development of the real estate investment trust ("REIT") structure that the government has promised to implement by the end of 2006.

The U.K. economy has slowed noticeably, and the Bank of England has deferred further interest rate increases. The housing market "bubble" has subsided, with price increases falling from 25% to 3% in December. The slowing economy has not affected the demand for office space as the excess supply generated by overbuilding several years ago has been largely absorbed. A REIT structure is likely to be adopted in the U.K. early in 2006.

In France housing starts are at record levels as this traditionally "home renter" market develops a greater bias to home ownership. In Italy the leasing market for office space is beginning to show signs of activity, but as in the case of Paris, the recovery in rental rates should not occur before year-end. The lack of success of the fund structure to stimulate international investor interest may now be replaced with some form of REIT structure, but not until the unstable political situation is resolved.

The Swedish property market had a record year for sales transactions, but not for office rental rate growth. As is the case elsewhere in the world, investor appetite for property is virtually insatiable.

                                      ASIA

The long-awaited recovery in Japan began to occur during the second half of the year and gained momentum throughout the fourth quarter. Some Japanese property companies experienced nearly 100% gains in share price during the second half. The end of deflation may be occurring, but the consumer is not yet comfortable that the long decline is over as measured by retail sales trends. However, the housing

                        E.I.I. REALTY SECURITIES TRUST

                          E.I.I. REALTY SECURITIES FUND

                                DECEMBER 31, 2005

sector  is  showing  strong  signs  of  recovery,  rising  12.5%  in   November.
The employment index has been rising for 18 months through year-end, though there is still pressure on wages.

Australia's economy is following the UK example of slowing growth, falling house prices and retail sales, but industrial expansion is continuing unabated. This expansion is being driven by business investment, export sales and the overall strength of the commodities markets. The property trusts continue to trade at premiums to NAV, but the values have not assumed rental growth or economic recovery in their analysis, and the trusts may become more attractive to investors in the coming months.

Hong Kong experienced the greatest growth in property values and rental rates in the region, but the overall stock market and property company share price performance was relatively disappointing. Much of this poor performance can be blamed on fears of higher interest rates in the US, which now look less likely. Despite these fears, office rental rates rose over 60% during the year, and top quality residential prices have reached USD $3,000 per square foot, comparable to the highest levels in New York City.

China continues to expand at rates that far exceed all other markets, with GDP growth of nearly 10% in 2005, and foreign exchange reserves of USD $1 trillion (including Hong Kong). Housing restrictions implemented in the second half have dramatically reduced demand, resulting in industry-wide layoffs in certain markets (mainly Shanghai). After a small currency revaluation in 2005, a further revaluation is likely in 2006.

                               INVESTMENT ACTIVITY

Given the recovery in the property markets that is occurring throughout much of the world, our emphasis has been on companies and markets that offered the best development/redevelopment potential. From a regional perspective we increased our exposure in Asia relative to Europe, including Hong Kong, China, Japan, Malaysia, Thailand, and Singapore. In Europe company selection took precedence over country allocation. This has been instigated by the cross-border activities of some of the European property companies as they expand into other markets to capitalize on new opportunities (e.g. Eastern Europe) or tax structures.

We thank our shareholders for the support and confidence you have placed in us.

Sincerely,

/S/RICHARD J. ADLER
Richard J. Adler
Chairman

                         E.I.I. REALTY SECURITIES TRUST

            E.I.I. INTERNATIONAL PROPERTY FUND - INSTITUTIONAL SHARES

                                DECEMBER 31, 2005


      COMPARISON OF CHANGES IN THE VALUE OF A $10,000 INVESTMENT IN E.I.I. INTERNATIONAL PROPERTY FUND, THE EPRA / NAREIT GLOBAL INDEX EX NA(1) AND THE
                           60/40 CUSTOM BENCHMARK(2)
            FROM INCEPTION (JULY 1, 2004) THROUGH DECEMBER 31, 2005

                               [GRAPHIC OMITTED]
    EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

                 E.I.I.
             INTERNATIONAL   EPRA / NAREIT GLOBAL    60/40 CUSTOM
             PROPERTY FUND       INDEX EX NA          BENCHMARK

   6/30/2004  10,000.00           10,000.00           10,000.00
   7/31/2004   9,850.00           10,124.00           10,104.00
   8/31/2004  10,060.00           10,449.00           10,418.00
   9/30/2004  10,310.00           10,682.00           10,689.00
  10/31/2004  10,730.00           11,020.00           11,044.00
  11/30/2004  11,900.00           12,111.00           12,173.00
  12/31/2004  12,661.10           12,813.00           12,971.00
   1/31/2005  12,701.29           12,682.00           12,801.00
   2/28/2005  13,022.84           12,859.00           13,045.00
   3/31/2005  12,661.10           12,403.00           12,564.00
   4/30/2005  12,746.75           12,629.00           12,821.00
   5/31/2005  12,827.29           12,666.00           12,942.00
   6/30/2005  12,968.25           12,972.00           13,192.00
   7/31/2005  13,572.36           13,317.00           13,485.00
   8/31/2005  13,914.69           13,595.00           13,794.00
   9/30/2005  14,579.22           14,098.00           14,235.00
  10/31/2005  14,095.93           13,606.00           13,651.00
  11/30/2005  14,458.39           13,931.00           13,960.00
  12/31/2005  15,365.32           15,085.00           14,908.00

              PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

-----------------------------------------------------------------------------------------------------------
                                        RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2005
                                               CUMULATIVE TOTAL RETURN

                                                                                        AVERAGE
                                                                                        ANNUAL
                                       SIX                                               TOTAL
                                      MONTHS                                            RETURN
                                      ENDED          CALENDAR           SINCE           SINCE
                                     12/31/05      YEAR-TO-DATE       INCEPTION*       INCEPTION*
                                    -------------------------------------------------------------
E.I.I. INTERNATIONAL PROPERT FUND     18.48%          21.36%            53.65%          26.39%

60/40 Custom Benchmark(1)             13.00%          14.93%            49.08%          30.47%
EPRA/NAREIT Global
     Index ex NA(2)                   16.29%          17.73%            50.85%          31.50%

* Inception date was July 1, 2004.

(1) EPRA Europe Index 60% and EPRA Asia Index 40% in USD. The benchmark is customized to more closely reflect the regional allocation of the Fund.
(2) European Public Real Estate Association (EPRA) - EPRA/NAREIT Global Index ex North America in USD.

Returns are  historical and include  change in share price and  reinvestment  of dividends and capital gains. Past performance does not guarantee future results.
Investment performance fluctuates. Fund shares, when redeemed, may be worth more or less than  original  cost.  The Fund's  performance  takes into  account  all applicable  fees and expenses.  The benchmarks are unmanaged  indices of overall market  performance  and do not  take  into  account  charges,  fees  and  other expenses.
-----------------------------------------------------------------------------------------------------------

                         E.I.I. REALTY SECURITIES TRUST

                             AS OF DECEMBER 31, 2005


E.I.I. REALTY SECURITIES FUND
SECTORS(1)

COMMON AND PREFERRED STOCKS
    Real Estate Investment Trusts...................     100.00%
SHORT-TERM INSTRUMENTS..............................       0.00
                                                       --------
TOTAL...............................................     100.00%


E.I.I. INTERNATIONAL PROPERTY FUND
SECTORS(1)

COMMON STOCKS
  Real Estate Investment Trusts.....................      89.72%
  SHORT-TERM INSTRUMENTS............................      10.28
                                                       --------
  TOTAL.............................................     100.00%






(1) As a percentage to total holdings as of December 31, 2005. Holdings are subject to change.

                  E.I.I. REALTY SECURITIES TRUST EXPENSE TABLE

As a Shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period.

The line entitled "Actual Fund Return," provides information about actual account values and actual expenses. This information, together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the cost shown for your share class in the row entitled "Expenses Paid During Period" to estimate the expenses incurred on your account during this period.

The line entitled "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing cost of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your cost would have been higher.

DISCLOSURE OF FUND EXPENSES

                                                           FOR THE PERIOD JULY 1, 2005 TO DECEMBER 31, 2005

EXPENSE TABLE

                                         BEGINNING             ENDING              EXPENSES
                                          ACCOUNT              ACCOUNT                PAID              ANNUALIZED
                                           VALUE                VALUE                DURING               EXPENSE
E.I.I. REALITY SECURITIES FUND            7/1/2005            12/31/2005             PERIOD                RATIO
                                      -----------------  ---------------------  -----------------   --------------------
Actual Fund Return...................      $1,000.00            $1,071.10              $5.22                 1.0%
Hypothetical 5% Return...............      $1,000.00            $1,020.16              $5.09                 1.0%

E.I.I INTERNATIONAL PROPERTY FUND
Actual Fund Return...................      $1,000.00            $1,184.80              $5.51                 1.0%
Hypothetical 5% Return...............      $1,000.00            $1,020.16              $5.09                 1.0%


*Expenses are equal to each Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                          E.I.I REALTY SECURITIES TRUST

                          E.I.I. REALTY SECURITIES FUND

                             SCHEDULE OF INVESTMENTS

                                DECEMBER 31, 2005
                                   (UNAUDITED)

                                                                                         SHARES                VALUE
                                                                                     -----------------   ----------------
COMMON STOCK - 94.11%
Alexandria Real Estate Equities, Inc.                                                         10,300     $        829,150
AMB Property Corp.                                                                            41,600            2,045,472
Archstone-Smith Trust                                                                         62,433            2,615,318
Arden Realty, Inc.                                                                            19,300              865,219
AvalonBay Communities, Inc.                                                                   29,971            2,674,912
BioMed Realty Trust, Inc.                                                                     24,000              585,600
Boston Properties, Inc.                                                                       21,547            1,597,279
Brandywine Realty Trust                                                                       42,439            1,184,473
BRE Properties, Inc., Class A                                                                 11,700              532,116
Brookfield Properties Corp.                                                                   74,274            2,185,141
CenterPoint Properties Trust                                                                  19,286              954,271
Developers Diversified Realty Corp.                                                           24,677            1,160,312
Equity Residential                                                                            54,700            2,139,864
Essex Property Trust, Inc.                                                                     8,395              774,019
Federal Realty Investment Trust                                                               13,800              836,970
Hilton Hotels Corp.                                                                           72,296            1,743,057
Home Properties, Inc.                                                                         10,000              408,000
Host Marriott Corp.                                                                          124,145            2,352,548
Kilroy Realty Corp.                                                                           21,000            1,299,900
Kimco Realty Corp.                                                                            83,064            2,664,693
Liberty Property Trust                                                                        29,300            1,255,505
Macerich Co. (The)                                                                            25,532            1,714,219
Mills Corp. (The)                                                                             30,400            1,274,976
Pan Pacific Retail Properties, Inc.                                                           19,400            1,297,666
ProLogis                                                                                      74,422            3,476,996
Public Storage, Inc.                                                                          14,815            1,003,272
Reckson Associates Realty Corp.                                                               51,400            1,849,372
Regency Centers Corp.                                                                         26,533            1,564,120
Shurgard Storage Centers, Inc.                                                                 8,257              468,254
Simon Property Group, Inc.                                                                    54,448            4,172,350
SL Green Realty Corp.                                                                         17,300            1,321,547
Spirit Finance Corp.                                                                          31,300              355,255
Starwood Hotels & Resorts Worldwide, Inc.                                                     27,000            1,724,220
Taubman Centers, Inc.                                                                         29,000            1,007,750
United Dominion Realty Trust, Inc.                                                            66,166            1,550,931
Ventas, Inc.                                                                                  52,100            1,668,242
Vornado Realty Trust                                                                          18,239            1,522,409
Weingarten Realty Investors                                                                   26,700            1,009,527
                                                                                                        ------------------
TOTAL COMMON STOCK (Cost $34,606,497)                                                                          57,684,925
                                                                                                        ------------------




                 See Accompanying Notes to Finanical Statements.

                          E.I.I REALTY SECURITIES TRUST

                          E.I.I. REALTY SECURITIES FUND

                       SCHEDULE OF INVESTMENTS (CONTINUED)

                                DECEMBER 31, 2005
                                   (UNAUDITED)

                                                                                         SHARES                VALUE
                                                                                     -----------------   ----------------
PREFERRED STOCK - 0.49%
Simon Property Group, L.P.                                                                     4,616    $         296,809
                                                                                                        ------------------
TOTAL PREFERRED STOCK (Cost $247,187)                                                                             296,809
                                                                                                        ------------------
TOTAL INVESTMENTS - 94.60% (Cost $34,853,684)                                                                  57,981,734

NET OTHER ASSETS AND LIABILITIES - 5.40%                                                                        3,311,608
                                                                                                        ------------------
TOTAL NET ASSETS - 100.00%                                                                              $      61,293,342
                                                                                                        ==================


                See Accompanying Notes to Finanical Statements.

                          E.I.I REALTY SECURITIES TRUST

                       E.I.I. INTERNATIONAL PROPERTY FUND

                             SCHEDULE OF INVESTMENTS

                                DECEMBER 31, 2005
                                   (UNAUDITED)

                                                                                         SHARES                VALUE
                                                                                     -----------------   ----------------

COMMON STOCKS - 90.40%

AUSTRALIA - 3.23%
Westfield Group                                                                              182,237     $      2,427,635
Westfield Group NPV Stapled*                                                                   2,442               32,190
                                                                                                         -----------------

Total (Cost $2,293,917)                                                                                         2,459,825
                                                                                                         -----------------

FRANCE - 12.11%
Accor SA                                                                                      30,000            1,644,059
Gecina SA                                                                                     14,554            1,665,217
Klepierre                                                                                     16,000            1,496,615
Societe de la Tour Eiffel                                                                     29,000            2,548,420
Unibail                                                                                       14,017            1,858,396
                                                                                                         -----------------

Total (Cost $8,714,176)                                                                                         9,212,707
                                                                                                         -----------------

HONG KONG - 14.63%
China Overseas Land & Investment, Ltd.                                                     4,400,000            1,886,878
China State Construction International Holdings, Ltd.*                                       105,555               25,594
Hang Lung Properties, Ltd.                                                                 1,250,000            1,950,719
Hysan Development Co., Ltd.                                                                  200,000              495,257
Kerry Properties, Ltd.                                                                       707,183            1,874,317
Shangri-La Asia, Ltd.                                                                      1,268,085            2,117,959
Sino Land Co., Ltd.                                                                        2,292,694            2,779,543
                                                                                                         -----------------

Total (Cost $9,145,175)                                                                                        11,130,267
                                                                                                         -----------------

ITALY - 6.31%
Aedes SpA Ligure Lombarda per Imprese e Costruzioni                                          237,300            1,538,092
Risanamento SpA                                                                              730,150            3,264,135
                                                                                                         -----------------

Total (Cost $3,856,743)                                                                                         4,802,227
                                                                                                         -----------------

JAPAN - 16.60%
AEON Mall Co., Ltd.                                                                           75,000            3,653,732
Daiwa House Industry Co ., Ltd.                                                              187,000            2,921,529
Mitsubishi Estate Co., Ltd.                                                                  115,000            2,387,105
Mitsui Fudosan Co., Ltd.                                                                     180,800            3,668,694
                                                                                                         -----------------

Total (Cost $8,276,283)                                                                                        12,631,060
                                                                                                         -----------------

                 See Accompanying Notes to Finanical Statements.

                          E.I.I REALTY SECURITIES TRUST

                       E.I.I. INTERNATIONAL PROPERTY FUND

                       SCHEDULE OF INVESTMENTS (CONTINUED)

                                DECEMBER 31, 2005
                                   (UNAUDITED)

                                                                                         SHARES                VALUE
                                                                                     -----------------   ----------------
SINGAPORE - 6.55%
Allgreen Properties, Ltd.                                                                    400,000     $        312,725
Capitaland, Ltd.                                                                             689,000            1,425,403
Hongkong Land Holdings, Ltd.                                                                 485,000            1,522,900
Keppel Land, Ltd.                                                                            784,000            1,725,668
                                                                                                         -----------------

Total (Cost $4,027,922)                                                                                         4,986,696
                                                                                                         -----------------

SPAIN - 8.03%
Fadesa Inmobiliaria, SA                                                                       75,000            2,462,903
Inmobiliaria Colonial, SA                                                                     25,300            1,428,866
Sol Melia, SA                                                                                175,000            2,216,967
                                                                                                         -----------------

Total (Cost $5,162,460)                                                                                         6,108,736
                                                                                                         -----------------

UNITED KINGDOM - 22.29%
British Land Co. plc                                                                         233,724            4,277,249
Capital & Regional plc                                                                       140,571            2,094,689
Derwent Valley Holdings plc                                                                   57,660            1,426,404
Great Portland Estates plc                                                                   291,300            2,147,869
Hammerson plc                                                                                205,200            3,600,247
Helical Bar plc                                                                               14,985               78,462
Minerva plc                                                                                   57,400              269,755
Quintain Estates & Development plc                                                           139,932            1,509,824
Shaftesbury plc                                                                              195,700            1,552,161
                                                                                                         -----------------

Total (Cost $14,755,359)                                                                                       16,956,660
                                                                                                         -----------------

FINLAND - 0.65%
Citycon Oyj                                                                                  135,700              497,802
                                                                                                         -----------------

Total (Cost $506,713)                                                                                             497,802
                                                                                                         -----------------

TOTAL COMMON STOCKS (Cost $56,738,748)                                                                         68,785,980
                                                                                                         -----------------

                 See Accompanying Notes to Finanical Statements.

                          E.I.I REALTY SECURITIES TRUST

                       E.I.I. INTERNATIONAL PROPERTY FUND

                       SCHEDULE OF INVESTMENTS (CONTINUED)

                                DECEMBER 31, 2005
                                   (UNAUDITED)

                                                                                            PAR                VALUE
                                                                                     -----------------   ----------------
SHORT TERM OBLIGATION - 10.36%
PNC Bank Money Market Fund                                                          $      7,880,560     $      7,880,560
                                                                                                         -----------------

TOTAL SHORT TERM OBLIGATION (Cost $7,880,560)                                                                   7,880,560
                                                                                                         -----------------

TOTAL INVESTMENTS - 100.76% (Cost $64,619,308)                                                                 76,666,540

NET OTHER ASSETS AND LIABILITIES - (0.76%)                                                                       (580,249)
                                                                                                         -----------------

TOTAL NET ASSETS - 100.00%                                                                               $     76,086,291
                                                                                                         =================

*        Denotes non-income producing security.



                 See Accompanying Notes to Finanical Statements.

                         E.I.I. REALTY SECURITIES TRUST

                      STATEMENTS OF ASSETS AND LIABILITIES

                                DECEMBER 31, 2005
                                   (UNAUDITED)


                                                                              E.I.I. REALTY           E.I.I. INTERNATIONAL
                                                                             SECURITIES FUND             PROPERTY FUND
                                                                           ---------------------    -------------------------
ASSETS:
    Investments at value (Cost $34,853,684 and $64,619,308)..............          $ 57,981,734                 $ 76,666,540
    Dividends receivable.................................................               307,682                       20,145
      Interest receivable................................................                 4,736                       23,956
    Receivable for investment securities sold............................             2,393,143                      443,306
    Receivable for fund shares sold......................................             1,206,707                        7,480
    Reclaim receivables..................................................                    --                       28,213
                                                                           ---------------------    -------------------------
      Total Assets.......................................................            61,894,002                   77,189,640
                                                                           ---------------------    -------------------------
LIABILITIES:
      Payable for investment securities purchased........................               250,498                    1,057,274
      Payable to custodian...............................................               238,547                        2,677
      Payable for fund shares redeemed...................................                     --                        4,472
      Payable to investment advisor......................................                32,263                       27,674
      Accrued expenses and other payables................................                79,352                       11,252
                                                                           ---------------------    -------------------------
       Total Liabilities.................................................               600,660                    1,103,349
                                                                           ---------------------    -------------------------
NET ASSETS...............................................................          $ 61,293,342                 $ 76,086,291
                                                                           =====================    =========================

NET ASSETS consist of:
      Paid-in capital....................................................            35,378,303                   64,159,469
      Undistributed (overdistributed) net investment income..............               399,476                    (196,183)
      Undistributed net realized foreign exchange loss...................                     --                     (23,163)
      Accumulated net realized gain on investment transactions...........             2,387,513                      105,733
      Net unrealized depreciation on foreign currency....................                     --                      (6,797)
      Net unrealized appreciation on investment securities...............            23,128,050                   12,047,232
                                                                           ---------------------    -------------------------
TOTAL NET ASSETS.........................................................          $ 61,293,342                 $ 76,086,291
                                                                           =====================    =========================

CAPITAL STOCK, (unlimited authorized shares at $0.01 par value)
Institutional Class Shares outstanding..................................              6,348,434                    5,060,945
                                                                           =====================    =========================

NET ASSET VALUE, offering and redemption price per share
Institutional Class Share................................................                $ 9.65                      $ 15.03
                                                                           =====================    =========================



                 See Accompanying Notes to Financial Statements.

                         E.I.I. REALTY SECURITIES TRUST

                            STATEMENTS OF OPERATIONS

                       SIX MONTHS ENDED DECEMBER 31, 2005
                                   (UNAUDITED)


                                                                                 E.I.I. REALTY         E.I.I. INTERNATIONAL
                                                                                SECURITIES FUND            PROPERTY FUND
                                                                             ---------------------    -----------------------
INVESTMENT INCOME
      Dividends (less foreign taxes withheld $7,202 and $29,939)                      $ 1,446,838                  $ 439,066
      Interest.............................................................                24,623                     73,264
                                                                             ---------------------    -----------------------
                  Total Investment Income..................................             1,471,461                    512,330
                                                                             ---------------------    -----------------------

EXPENSES
      Management fee.......................................................               253,945                    226,331
      Administrative fee...................................................                50,789                     45,266
      Trustees' fees and expenses..........................................                23,946                     12,496
      Transfer agency fees.................................................                17,872                     21,447
      Legal fees...........................................................                15,909                      8,380
      Audit fees...........................................................                 9,131                     29,500
      Custodian fee                                                                        14,620                     26,153
      Filing fees..........................................................                16,182                     12,528
      Shareholders' reports................................................                 9,078                      2,900
      Insurance expense....................................................                 4,178                      1,095
      Miscellaneous expenses...............................................                 7,692                      7,795
                                                                             ---------------------    -----------------------
       Total expenses......................................................               423,342                    393,891
      Less: expenses waived ...............................................               (84,749)                   (92,117)
                                                                             ---------------------    -----------------------
                  Net expenses.............................................               338,593                    301,774
                                                                             ---------------------    -----------------------
      NET INVESTMENT INCOME................................................             1,132,868                    210,556
                                                                             ---------------------    -----------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENT SECURITIES AND FOREIGN CURRENCY
      Net Realized Gain on Investment Transactions.........................             9,093,576                    496,037
      Capital Gain Dividends Received......................................                    --                         --
      Net Realized Loss on Foreign Currency Transactions...................                    --                    (23,163)
      Change in Unrealized Appreciation (Depreciation) on
            Investment Securities..........................................            (5,595,102)                 9,548,714
      Translation of Assets and Liabilities in Foreign Currencies..........                    --                    (10,983)
                                                                             ---------------------    -----------------------
                                                                                        3,498,474                 10,010,605
                                                                             ---------------------    -----------------------
NET INCREASE IN NET ASSETS
     RESULTING FROM OPERATIONS.............................................           $ 4,631,342               $ 10,221,161
                                                                             =====================    =======================

                See Accompanying Notes to Finanical Statements.

                         E.I.I. REALTY SECURITIES TRUST

                       STATEMENT OF CHANGES IN NET ASSETS


                                                                             E.I.I. REALTY SECURITIES FUND
                                                                     -----------------------------------------------
                                                                        Six Months Ended
                                                                       December 31, 2005             Year Ended
                                                                          (unaudited)              June 30, 2005
                                                                     -----------------------     -------------------
INCREASE IN NET ASSETS
    OPERATIONS:
         Net Investment Income................................                 $  1,132,868           $   1,852,850
         Net Realized Gain on Investment
            Transactions......................................                    9,093,576              19,409,530
         Capital Gain Dividends Received......................                           --                 557,129
         Change in Unrealized Appreciation (Depreciation)
            on Investment Securities..........................                   (5,595,102)              4,737,017
                                                                     -----------------------     -------------------
                 Net Increase in Net Assets
                    Resulting From Operations.................                    4,631,342              26,556,526
                                                                     -----------------------     -------------------
    DISTRIBUTIONS FROM:
         Net Investment Income................................                   (1,060,100)             (1,697,969)
         Net Capital Gain.....................................                  (20,345,178)            (19,671,137)
                                                                     -----------------------     -------------------
                 Total Distributions..........................                  (21,405,278)            (21,369,106)
                                                                     -----------------------     -------------------
    CAPITAL SHARE TRANSACTIONS - INSTITUTIONAL CLASS: (1)
         Shares Issued........................................                    1,471,736                  88,762
         Shares Issued in Reinvestment of Distributions.......                   19,566,602              20,796,578
         Shares Redeemed......................................                  (11,668,145)            (53,681,076)
                                                                     -----------------------     -------------------
                 Net Increase (Decrease) from Capital
                   Share Transactions.........................                     9,370,193            (32,795,736)
                                                                     -----------------------     -------------------
    Total Decrease in Net Assets..............................                   (7,403,743)            (27,608,316)
                                                                     -----------------------     -------------------
NET ASSETS
    Beginning of Year.........................................                   68,697,085              96,305,401
                                                                     -----------------------     -------------------
    End of Year(2)............................................                $  61,293,342           $  68,697,085
                                                                     =======================     ===================
(1) SHARES ISSUED AND REDEEMED - INSTITUTIONAL CLASS:
    Shares Issued ............................................                      143,577                   6,985
    Shares Reinvested.........................................                    2,005,895               1,608,519
    Shares Redeemed...........................................                     (824,405)             (4,239,521)
                                                                     -----------------------     -------------------
                                                                                  1,325,067              (2,624,017)
                                                                     =======================     ===================
(2) Including undistributed net investment income.............                $     399,476             $   326,708
                                                                     =======================     ===================



                 See Accompanying Notes to Financial Statements.

                         E.I.I. REALTY SECURITIES TRUST

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                       E.I.I. INTERNATIONAL PROPERTY FUND


                                                                       Six Months Ended
                                                                      December 31, 2005              Year Ended
                                                                         (unaudited)               June 30, 2005*
                                                                    -----------------------    ---------------------
INCREASE (DECREASE) IN NET ASSETS
    OPERATIONS:
         Net Investment Income.................................                 $ 210,556                  $ 274,551
         Net Realized Gain on Investment Transactions..........                   496,037                    381,897
         Net Realized Loss on Foreign Currency
            Transactions.......................................                  (23,163)                  (184,839)
         Change in Unrealized Appreciation
            on Investment Securities...........................                 9,548,714                  2,498,518
         Translation of Assets and Liabilities in Foreign
            Currencies.........................................                  (10,983)                      4,186
                                                                   -----------------------    -----------------------
                 Net Increase in Net Assets Resulting
                    From Operations............................                10,221,161                  2,974,313
                                                                   -----------------------    -----------------------
    DISTRIBUTIONS FROM:
         Net Investment Income.................................                 (431,680)                   (77,536)
         Net Capital Gain......................................                 (717,805)                   (54,396)
                                                                   -----------------------    -----------------------
                 Total Distributions...........................               (1,149,485)                  (131,932)
                                                                   -----------------------    -----------------------
    CAPITAL SHARE TRANSACTIONS - INSTITUTIONAL CLASS: (1)
         Shares Issued.........................................                18,149,449                 44,950,850
         Shares Issued in Reinvestment of Distributions........                 1,143,966                    131,932
         Shares Redeemed.......................................                 (203,937)                       (26)
                                                                   -----------------------    -----------------------
                 Net Increase from Capital
                 Share Transactions............................                19,089,478                 45,082,756
                                                                   -----------------------    -----------------------
    Total Increase in Net Assets...............................                28,161,154                 47,925,137
                                                                   -----------------------    -----------------------
NET ASSETS
    Beginning of Year..........................................                47,925,137                         --
                                                                   -----------------------    -----------------------
    End of Year  (2)...........................................              $ 76,086,291               $ 47,925,137
                                                                   =======================    =======================
(1) SHARES ISSUED AND REDEEMED - INSTITUTIONAL CLASS:
    Shares Issued                                                               1,278,322                  3,710,806
    Shares Reinvested..........................................                    76,163                     10,503
    Shares Redeemed............................................                  (14,847)                        (2)
                                                                   -----------------------    -----------------------
                                                                                1,339,638                  3,721,307
                                                                   =======================    =======================
(2) Including undistributed (overdistributed) net
       investment income.......................................               $ (196,183)                   $ 24,941
                                                                   =======================    =======================

* THE FUND COMMENCED OPERATIONS ON JULY 1, 2004.

                See Accompanying Notes to Financial Statements.

                         E.I.I. REALTY SECURITIES TRUST

                          E.I.I REALTY SECURITIES FUND

                              FINANCIAL HIGHLIGHTS

       FOR AN INSTITUTIONAL CLASS SHARE OUTSTANDING THROUGHOUT EACH YEAR.

                                                                Six Months
                                                                  Ended
                                                               December 31,      Year Ended      Year Ended      Year Ended
                                                                   2005            June 30,        June 30,       June 30,
                                                               (unaudited)          2005            2004            2003
                                                               ------------     ------------    ------------    ------------
Net Asset Value, Beginning of Year...................             $13.68            $12.59          $10.30          $11.81
                                                               ------------     ------------    ------------    ------------
INCOME (LOSS) FROM
INVESTMENT OPERATIONS
     Net Investment Income...........................               0.23              0.40            0.56            0.38
     Net Gain (Loss) on Securities
        Realized and Unrealized).....................               0.75              3.92            2.04           (0.64)
                                                               ------------     ------------    ------------    ------------
          Total from Investment Operations...........               0.98              4.32            2.60           (0.26)
                                                               ------------     ------------    ------------    ------------
LESS DISTRIBUTIONS
     Net Investment Income...........................              (0.23)            (0.25)          (0.26)          (0.35)
     Net Capital Gains...............................              (4.78)            (2.98)          (0.05)          (0.90)
                                                               ------------     ------------    ------------    ------------
          Total Distributions........................              (5.01)            (3.23)          (0.31)          (1.25)
                                                               ------------     ------------    ------------    ------------
Net Asset Value, End of Year.........................              $9.65            $13.68          $12.59          $10.30
                                                               ============     ============    ============    ============
Total Return.........................................               7.11%**          36.15%          25.48%          (1.19%)

Net Assets, End of Year (thousands)..................            $61,293           $68,697         $96,305        $113,650

Ratio of Expenses to Average Net Assets..............               1.00%*            1.00%           1.00%           1.00%

Ratio of Expenses to Average Net Assets
(Excluding Waivers and Reimbursement
   of Expenses)......................................               1.25%*            1.20%           1.13%           1.12%

Ratio of Net Investment Income to
   Average Net Assets................................               3.34%*            2.06%           3.76%           5.15%

Ratio of Net Investment Income to Average
   Net Assets (Excluding Waivers and
     Reimbursement of Expenses)......................               3.09%*            1.86%           3.63%           5.03%

Portfolio Turnover Rate..............................                 20%**             43%            86%             57%


                                                                 Year Ended      Year Ended
                                                                   June 30,        June 30,
                                                                    2002            2001
                                                                 ------------    ------------
Net Asset Value, Beginning of Year...................               $11.01           $9.48
                                                                 ------------    ------------
INCOME (LOSS) FROM
INVESTMENT OPERATIONS
     Net Investment Income...........................                 0.45            0.50
     Net Gain (Loss) on Securities
        Realized and Unrealized).....................                 0.81            1.42
                                                                 ------------    ------------
          Total from Investment Operations...........                 1.26            1.92
                                                                 ------------    ------------
LESS DISTRIBUTIONS
     Net Investment Income...........................                (0.46)          (0.39)
     Net Capital Gains...............................                 -               -
                                                                 ------------    ------------
          Total Distributions........................                (0.46)          (0.39)
                                                                 ------------    ------------
Net Asset Value, End of Year.........................               $11.81          $11.01
                                                                 ============    ============
Total Return.........................................                11.89%          20.84%

Net Assets, End of Year (thousands)..................             $189,067        $184,844

Ratio of Expenses to Average Net Assets..............                 1.00%           1.00%

Ratio of Expenses to Average Net Assets
(Excluding Waivers and Reimbursement
   of Expenses)......................................                 1.06%           1.08%

Ratio of Net Investment Income to
   Average Net Assets................................                 5.16%           5.19%

Ratio of Net Investment Income to Average
   Net Assets (Excluding Waivers and
     Reimbursement of Expenses)......................                 5.10%           5.11%

Portfolio Turnover Rate..............................                   72%             20%

*    Annualized
**   Not annualized



                 See Accompanying Notes to Financial Statements.

                         E.I.I. REALTY SECURITIES TRUST

                        E.I.I INTERNATIONAL PROPERTY FUND

                              FINANCIAL HIGHLIGHTS


                  FOR AN INSTITUTIONAL CLASS SHARE OUTSTANDING.

                                                    Six Months Ended
                                                    December 31, 2005             Year Ended
                                                       (unaudited)             June 30, 2005(1)
                                                    -------------------------------------------
Net Asset Value, Beginning of Year.................      $12.88                     $10.00
                                                    -------------------------------------------
INCOME (LOSS) FROM
INVESTMENT OPERATIONS
     Net Investment Income.........................        0.04                       0.09
     Net Gain on Securities (Realized and
        Unrealized)................................        2.34                       2.88
                                                    -------------------------------------------
          Total from Investment Operations.........        2.38                       2.97
                                                    -------------------------------------------
LESS DISTRIBUTIONS
     Net Investment Income.........................       (0.09)                     (0.04)
     Net Capital Gains.............................       (0.14)                     (0.05)
                                                    -------------------------------------------
          Total Distributions......................       (0.23)                     (0.09)
                                                    -------------------------------------------
Net Asset Value, End of Year.......................      $15.03                     $12.88
                                                    ===========================================
Total Return.......................................       18.48%**                   29.68%

Net Assets, End of Year (thousands)................     $76,086                    $47,925

Ratio of Expenses to Average Net Assets............        1.00%*                     1.00%

Ratio of Expenses to Average Net Assets
(Excluding Waivers and Reimbursement
   of Expenses)....................................        1.30%*                     1.65%

Ratio of Net Investment Income to
   Average Net Assets..............................        0.70%*                     1.59%

Ratio of Net Investment Income to Average
   Net Assets (Excluding Waivers and
     Reimbursement of Expenses)....................        0.39%*                     0.94%

Portfolio Turnover Rate............................           8%**                      27%

(1) The  Fund  commenced  operations  on  July  1,  2004.
*   Annualized
**  Not annualized


                 See Accompanying Notes to Financial Statements.

                         E.I.I. REALTY SECURITIES TRUST

                        NOTES TO THE FINANCIAL STATEMENTS

                                DECEMBER 31, 2005

                                   (UNAUDITED)

A.  ORGANIZATION:

E.I.I. Realty Securities Trust (the "Trust") was organized on December 22, 1997 as a Delaware statutory trust under the laws of the State of Delaware and is registered under the Investment Company Act of 1940, as amended, as an open-end non-diversified management investment company with the following series: E.I.I. Realty Securities Fund and E.I.I. International Property Fund. E.I.I. International Property Fund commenced operations on July 1, 2004. Each series, in effect, represents a separate fund, and is referred to herein as a "Fund" or collectively as the "Funds".

FUND SHARES
The Funds may offer three classes of shares; Institutional, Adviser and Investor. As of December 31, 2005, the Adviser and Investor Classes had not commenced operations. Shares of all classes represent equal pro-rata interests in the Funds, except that each class will bear different expenses that will reflect the difference in the range of services to be provided to them.

B.  SIGNIFICANT ACCOUNTING POLICIES:

The  following  significant  accounting  policies  are in  conformity  with U.S.
generally   accepted   accounting   principles   ("GAAP").   Such  policies  are
consistently followed by the Funds in preparation of its financial statements.

USE OF ESTIMATES: The preparation of financial statements in accordance with GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Estimates include the classification of distributions received by the Funds from the issuers of the Funds' portfolio securities. These distributions may be classified as either dividend income, capital gains or as non-taxable distributions. The final classifications of these distributions cannot be determined until reported to the Funds by the issuers of the Funds' portfolio securities, which normally occurs in January after the end of the calendar year. Reclassification of distributions made to the Funds will not affect the net assets of the Funds. The reclassification of distributions received by the Funds may require the Funds to reclassify a portion of their distributions to Fund shareholders.

SECURITY VALUATION: Securities traded on a nationally recognized securities exchange will be valued at the last sale price, or if no sale, at the mean between the latest bid and asked price. Securities traded in any other U.S. or foreign market shall be valued in a manner as similar as possible to the above, or if not so traded, on the basis of the latest available price. If market quotations are not readily available, or the price is not considered representative of market value, securities are valued at their fair value as determined in good faith by the Trust's pricing committee under procedures adopted by the Trust's Board of Trustees. Investments in other investment companies are valued at net asset value.

SECURITY TRANSACTIONS: Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statements and federal income tax purposes.

EXPENSES: The Trust accounts separately for the assets, liabilities and operations of each Fund. Expenses directly attributable to a Fund are charged to the Fund, while expenses which are attributable to more than one fund of the Trust are allocated among the respective funds. In addition, expenses of a Fund not directly attributable to the operations of a particular class of the Fund are allocated to the separate classes based upon the relative net assets of each class.

INCOME RECOGNITION: Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities. Corporate actions and dividend income are recorded on ex-date. Awards from class action litigation are recorded as a reduction of cost if the Funds still own the applicable securities on the payment date. If the Funds no longer own the applicable securities, the proceeds are recorded as realized gains.

The Funds estimate components of distributions from real estate investment trusts ("REITs"). Distributions received in excess of income are recorded as a reduction of cost of the related investments. If the Funds no longer own the applicable securities, any distributions received in excess of income are recorded as realized gains.

                         E.I.I. REALTY SECURITIES TRUST

                                DECEMBER 31, 2005

                                   (UNAUDITED)

DIVIDENDS AND DISTRIBUTIONS: Dividends from net investment income, if any, are declared and paid quarterly for the E.I.I. Realty Securities Fund and annually for the E.I.I. International Property Fund. Net realized gains on portfolio securities, if any, are distributed at least annually by the Funds. However, to the extent net realized gains can be offset by capital loss carryovers, such gains will not be distributed. Distributions are recorded by the Funds on the ex-dividend date.

The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

FEDERAL INCOME TAXES: The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

FOREIGN ISSUER RISK: The Funds that invest in foreign issuers may not be subject to uniform accounting, auditing and financial reporting standards and practices used by domestic issuers. In addition, foreign securities markets may be less liquid, more volatile, and less subject to governmental supervision than in the U.S. Investments in foreign countries could be affected by factors not present in the U.S., including expropriation, confiscation of property and difficulties in enforcing contracts.

CURRENCY RISK: Fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in rates may erode or reverse gains produced by investments denominated in foreign currencies.

INDEMNIFICATIONS: The Funds enter into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. The Funds do not anticipate recognizing any loss related to these arrangements.

C. INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES:

INVESTMENT ADVISORY FEE
The Funds have entered into an Investment Advisory Agreement with E.I.I. Realty Securities, Inc. (the "Adviser" or "E.I.I.") for day-to-day portfolio management services to be provided by the Adviser. The Investment Advisory Agreement provides for the Adviser to receive a fee calculated daily and payable monthly at an annual rate of 0.75% of the Funds' average daily net assets.

ADMINISTRATION FEE
E.I.I. will also provide administrative services to the Funds. Under the Administrative Services Agreement, E.I.I. will receive a fee payable monthly at an annual rate of 0.15% of the Funds' average daily net assets. E.I.I. has entered into a sub-administration contract with PFPC Inc. ("PFPC"), an indirect majority-owned subsidiary of The PNC Financial Services Group, Inc., under which E.I.I. pays PFPC Inc. to provide certain administrative services to E.I.I.

PFPC provides the Funds with sub-administrative services pursuant to a sub-administration agreement. The services include the day-to-day administration of the matters related to the corporate existence of the Trust, maintenance if its records, preparation of reports, supervision of the Trust's arrangements with its custodian and assistance in the preparation of the Trust's registration statements under federal and state laws.

TRANSFER AGENT FEE
PFPC also serves as transfer agent for the Funds and receives reimbursement of certain expenses plus a fee for related services pursuant to a transfer agency agreement with the Trust.

                         E.I.I. REALTY SECURITIES TRUST

                                DECEMBER 31, 2005

                                   (UNAUDITED)

CUSTODY FEE
PFPC Trust Company serves as the custodian for the Funds and receives reimbursement of certain expenses plus a fee for related services pursuant to a custodian agreement with the Trust.

EXPENSE LIMITS AND FEE WAIVER
E.I.I. has agreed to waive a portion of its Investment Advisory Fee and/or assume the expenses of the Funds to the extent necessary to keep the annual expenses of the Funds to not more than 1.00% of the average daily net assets of the Institutional Share Class of each Fund. To the extent that the Adviser waives Investment Advisory Fees and/or absorbs expenses of the Funds, it may seek payment of a portion or all of such waived fees and/or assumed expenses at any time within three fiscal years after the fiscal year in which the Investment Advisory fees were waived and/or expenses were assumed, subject to the 1.00% expense limitation stated above. The total amount of fees waived and/or assumed by the Adviser during the last three fiscal years ended June 30, 2005 and is therefore currently eligible for recoupment provided that the total recoupment does not exceed the 1.00% expense limitation is as follows:

                                     E.I.I. REALTY      E.I.I. INTERNATIONAL
                                     SECURITIES FUND        PROPERTY FUND
                                    -----------------   ---------------------
           Year ended 2005          $        182,824    $            111,909
           Year ended 2004                   144,536                      --
           Year ended 2003                   161,888                      --
                                    -----------------   ---------------------
           Total                    $        489,248    $            111,909
                                    =================   =====================

D. INVESTMENT TRANSACTIONS:

For the six months ended December 31, 2005, the Funds made the following purchases and sales of investment securities other than U.S. Government Securities and Short-Term Securities:

                                        E.I.I. REALTY      E.I.I. INTERNATIONAL
                                       SECURITIES FUND        PROPERTY FUND
                                     -------------------   --------------------
           Purchases                 $        13,191,792   $         20,736,652
           Sales                              25,197,115              5,390,936

E.       DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the fiscal year ended June 30, 2005 and June 30, 2004 was as follows:

                                            E.I.I. REALTY SECURITIES FUND      E.I.I. INTERNATIONAL PROPERTY FUND
                                          --------------------------------    ------------------------------------
Distributions paid from:                          2005            2004               2005               2004
                                                  ----            ----               ----               ----
 Ordinary income*                         $      3,142,630   $   2,560,960    $         131,932   $            --
 Long term capital gains                        18,226,476         485,239                   --                --
                                          -----------------  --------------   ------------------  ----------------
Total taxable distributions               $     21,369,106   $   3,046,199    $         131,932   $            --
                                          =================  ==============   ==================  ================

*For tax purposes, short term capital gains distributions, if any, are considered ordinary income distributions.

F. COMPONENTS OF DISTRIBUTABLE EARNINGS:

As of June 30, 2005 the components of accumulated earnings on a tax basis were as follows:

                                                  E.I.I. REALTY             E.I.I. INTERNATIONAL
                                                  SECURITIES FUND              PROPERTY FUND
                                                  ---------------              -------------
Undistributed ordinary income                  $             3,246,782      $           528,888
Undistributed long term capital gains                       10,714,846                       --
Unrealized appreciation*                                    28,727,347                2,501,423
                                               ------------------------     ---------------------
Total accumulated earnings                     $            42,688,975      $         3,030,311
                                               ========================     =====================

                         E.I.I. REALTY SECURITIES TRUST

                                DECEMBER 31, 2005

                                   (UNAUDITED)



* The differences between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales and outstanding return of capital adjustments from real estate investment trusts.

G.     POST OCTOBER LOSS:

Under the current tax law, capital and currency losses realized after October 31, may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended June 30, 2005, the E.I.I. International Property Fund has elected to defer currency losses occurring between November 1, 2004 and June 30, 2005 in the amount of $139,615.

Such losses will be treated as arising on the first day of the fiscal year ended June 30, 2006.

H.       TAX COST OF SECURITIES:

The aggregate cost, gross unrealized appreciation and depreciation and net unrealized appreciation (depreciation) for all securities as computed on a federal income tax basis at December 31, 2005 for each Fund were as follows:

                  FUND                    COST                  APPRECIATION        (DEPRECIATION)           NET
------------------------------------------------------------------------------------------------------------------------
E.I.I. Realty Securities Fund                  $34,853,684           $23,295,413          $(167,363)        $23,128,050
E.I.I. International Property Fund              64,619,308            12,131,163            (83,931)         12,047,232

                         E.I.I. REALTY SECURITIES TRUST

                       ADDITIONAL INFORMATION (UNAUDITED)

                                DECEMBER 31, 2005

E.I.I. REALTY SECURITIES TRUST PROXY VOTING GUIDELINES

E.I.I. Realty Securities, Inc., the Fund's Adviser, is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Adviser in fulfilling this responsibility is available without charge, upon request, by calling 1-888-323-8912. It is also available on the SEC's web site at www.sec.gov.

In addition, the Fund's complete proxy voting record for the 12 months ended June 30, 2005 is available without charge, upon request, by calling toll free 1-888-323-8912. It is also available on the SEC's website at www.sec.gov.

E.I.I. REALTY SECURITIES TRUST QUARTERLY REPORTING OF PORTFOLIO HOLDINGS

The funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The funds' Form N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

INVESTMENT ADVISER & ADMINISTRATOR
E.I.I. Realty Securities, Inc.
717 Fifth Avenue
10th Floor
New York, NY 10022
(212) 644-0794

SUB-ADMINISTRATOR
PFPC Inc.
4400 Computer Drive
Westborough, MA 01581-5120

TRANSFER AGENT
PFPC Inc.
760 Moore Road
King of Prussia, PA 19406-1212

CUSTODIAN
PFPC Trust Company
8800 Tinicum Boulevard
Philadelphia, PA 19153

LEGAL COUNSEL
Kramer, Levin, Naftalis & Frankel
1177 Avenue of the Americas
New York, NY 10036

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
5 Times Square
New York, NY 10036

OFFICERS & TRUSTEES
Richard J. Adler, PRESIDENT
& CHIEF EXECUTIVE OFFICER
Lynn P. Marinaccio, SECRETARY
Michael J. Meagher, TREASURER
& CHIEF COMPLIANCE OFFICER
Warren K. Greene, INDEPENDENT CHAIRMAN
& TRUSTEE
Joseph Gyourko, INDEPENDENT TRUSTEE
Richard W. Hutson, INDEPENDENT TRUSTEE
Christian A. Lange, TRUSTEE

[GRAPHIC OMITTED]

E.I.I. REALTY
SECURITIES TRUST

888-323-8912

     This report is submitted for the information of shareholders of E.I.I. Realty Securities Trust. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus. The prospectus includes more complete information regarding the Fund's objectives and policies, charges, expenses and other data. Please read the prospectus carefully before you invest or send money.

ITEM 2. CODE OF ETHICS.

   a) Not applicable.

   c) There were no amendments to registrant's code of ethic during the period covered by this report.

   d) No waivers were granted under registrant's code of ethics during the period of this report.

   f) Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

   (a)(1)   Not applicable.

   (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

   (a)(3)   Not applicable.

   (b)      Certifications  pursuant  to  Rule  30a-2(b)  under the 1940 Act and
            Section  906 of the  Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) EII REALTY SECURITIES TRUST

By (Signature and Title)*  /S/ RICHARD J. ADLER
                         --------------------------------------------------
                           Richard J. Adler, Chief Executive Officer
                           (principal executive officer)

Date     FEBRUARY 24, 2006
    -----------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ RICHARD J. ALDER
                         --------------------------------------------------
                           Richard J. Adler, Chief Executive Officer
                           (principal executive officer)

Date     FEBRUARY 24, 2006
    -----------------------------------------------------------------------


By (Signature and Title)*  /S/ MICHAEL J. MEAGHER
                         --------------------------------------------------
                           Michael J. Meagher, Vice President and Treasurer (principal financial officer)

Date     FEBRUARY 24, 2006
    -----------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.